PROPERTY, PLANT AND EQUIPMENT ("PP&E")	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
PROPERTY, PLANT AND EQUIPMENT ("PP&E")

4) PROPERTY, PLANT AND EQUIPMENT (“PP&E”)

		Accumulated Depletion,
At December 31, 2023		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Crude oil and natural gas properties(1)	$7,758,278	$(6,246,596)	$1,511,682
Other capital assets	102,131	(92,585)	9,546
Total PP&E	$7,860,409	$(6,339,181)	$1,521,228

		Accumulated Depletion,
At December 31, 2022		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Crude oil and natural gas properties(1)	$7,214,993	$(5,892,089)	$1,322,904
Other capital assets	99,283	(88,598)	10,685
Total PP&E	$7,314,276	$(5,980,687)	$1,333,589
(1)	All of the Company’s unproved properties are included in the full cost pool.

Acquisitions:

For the years ended December 31, 2023 and 2022, Enerplus acquired property and land totaling $7.3 million and $22.5 million, respectively.

On March 10, 2021, Enerplus Resources (USA) Corporation, an indirect wholly-owned subsidiary of Enerplus acquired all of the equity interests of Bruin E&P HoldCo, LLC (“Bruin”) for total cash consideration of $465.0 million, subject to certain purchase price adjustments. After purchase price adjustments, the total consideration was $420.2 million. The transaction was accounted for as an acquisition of a business. Transaction costs of $5.0 million were expensed as incurred.

On April 30, 2021, the Company acquired assets in Dunn County, North Dakota from Hess Bakken Investments II, LLC for total cash consideration of $312.0 million, subject to customary purchase price adjustments. After purchase price adjustments, the purchase consideration including capitalized transaction costs was $306.8 million. The transaction was recorded as an asset acquisition.

Divestments:

For the years ended December 31, 2023 and 2022, Enerplus disposed of properties for proceeds of $3.0 million and $231.4 million, respectively.

During the fourth quarter of 2022, Enerplus divested substantially all of it Canadian assets in two transactions for total adjusted proceeds of $213.0 million after purchase price adjustments and transaction costs. These transactions resulted in a $151.9 million gain on asset divestments on the Consoldiated Statements of Income/(Loss) in 2022.

At December 31, 2023, the outstanding loan receivable received as partial consideration from one of the purchasers was $11.7 million, which was recorded to Other current assets on the Consolidated Balance Sheets (December 31, 2022 – $17.7 million recorded to Other current assets and $13.4 million recorded to Other long-term assets).

At December 31, 2023, the common shares received as partial consideration from one of the purchasers had a fair value of $11.2 million (December 31, 2022 – $23.1 million). The fair value of the marketable securities has been recorded as part of Other current assets on the Consolidated Balance Sheets.

On November 2, 2021, the Company completed a disposition of its interests in the Sleeping Giant field in Montana and the Russian Creek area in North Dakota in the Williston Basin, for total cash consideration of $115.0 million, subject to customary purchase price adjustments. After purchase price adjustments and transaction costs, adjusted proceeds were $107.8 million.